Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Aug. 28, 2025
Subsequent Event [Line Items]
Ordinary share per value			$ 0.005
Share price			$ 1.00
Dividend paid		$ 4.3
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary share per value	$ 0.006
Share price	$ 1.20
Dividend paid	$ 5.0